18003794

Nasdaq Stock Market

Arnold Golub
Vice President
Listing Qualifications

Electronic Mail Only

February 21, 2018

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 21, 2018 The Nasdaq Stock Market (the "Exchange") received from Newtek Business Services Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

6.25% Notes due 2023

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,